Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of RSA activity
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested, December 31, 2018	900,000	$0.19

Granted	-	-
Released	(450,000)	0.19
Unvested, June 30, 2019	450,000	$0.19